Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,363,000
Previously Paid Amount	0.00
Total Fee Amount	188.23
Total Offset Amount	0.00
Net Fee	188.23
Narrative - Max Aggregate Offering Price	$ 1,363,000
Final Prospectus	true